SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                                            December 29, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:      AllianceBernstein Trust
               -  AllianceBernstein Value Fund
               -  AllianceBernstein Small/Mid Cap Value Fund
               -  AllianceBernstein International Value Fund
               -  AllianceBernstein Global Value Fund
               File Nos. 333-51938 and 811-10221
               ------------------------------------------------


Dear Sir or Madam:

     Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 15 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Trust (the "Trust"). We are making this filing to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13, 2009).

     Disclosure other than that described above contained in the Trust's prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post Effective Amendment No. 14.

     Please call me at the above-referenced number if you have any questions regarding the attached.

                                                          Sincerely,


                                                          /s/ Erin Loomis
                                                          ----------------------
                                                          Erin Loomis



Attachment
cc: Kathleen K. Clarke


SK 00250 0157 1054413